Segment Reporting - Segment Reporting Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) segment	Sep. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment			3
Voyage revenues	$ 149,655	$ 123,336	$ 452,459	$ 360,957
Voyage expenses	(4,961)	(7,956)	(16,759)	(21,708)
Vessel operating expenses	(27,321)	(26,021)	(80,879)	(87,207)
Time-charter hire expense (notes 5b and 10a)	(5,336)	(1,690)	(14,007)	(1,690)
Depreciation and amortization	(34,248)	(32,238)	(103,712)	(91,299)
General and administrative expenses	(5,393)	(5,783)	(17,692)	(20,700)
Write-down of vessels	(785)	2,201	785	53,863
Restructuring charges	0	(449)	(2,976)	(1,845)
Income (loss) from vessel operations	71,611	46,998	215,649	82,645
Equity income (loss)	21,296	14,679	28,612	52,597
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	1,597	5,148	6,728	25,548
Operating Segments | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	137,212	111,909	416,867	318,740
Voyage expenses	286	734	(4,436)	1,651
Vessel operating expenses	(21,890)	(17,912)	(65,591)	(60,096)
Time-charter hire expense (notes 5b and 10a)	5,336	1,690	(14,007)	(1,690)
Depreciation and amortization	(32,249)	29,342	(97,074)	81,239
General and administrative expenses	(4,787)	5,418	(15,801)	16,411
Write-down of vessels	0	0		0
Restructuring charges		0	0	0
Income (loss) from vessel operations	73,236	56,813	219,958	157,653
Equity income (loss)	20,262	15,953	31,132	55,976
Operating Segments | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	10,846	6,279	28,864	16,669
Voyage expenses	(4,778)	4,997	11,990	11,333
Vessel operating expenses	(4,804)	(4,393)	(12,786)	(16,069)
Time-charter hire expense (notes 5b and 10a)	0	0	0	0
Depreciation and amortization	(1,991)	1,967	5,942	5,952
General and administrative expenses	(397)	154	1,305	2,397
Write-down of vessels	0	0	0	33,000
Restructuring charges		0	0	0
Income (loss) from vessel operations	(1,124)	(5,232)	(3,159)	(52,082)
Equity income (loss)	1,034	(1,274)	(2,520)	(3,379)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	1,597	5,148	6,728	25,548
Voyage expenses	(469)	(2,225)	(333)	(8,724)
Vessel operating expenses	(627)	(3,716)	(2,502)	(11,042)
Time-charter hire expense (notes 5b and 10a)	0	0	0	0
Depreciation and amortization	(8)	(929)	(696)	(4,108)
General and administrative expenses	(209)	(211)	(586)	(1,892)
Write-down of vessels	(785)	2,201	785	20,863
Restructuring charges		(449)	(2,976)	(1,845)
Income (loss) from vessel operations	(501)	(4,583)	(1,150)	(22,926)
Equity income (loss)	0	$ 0	$ 0	$ 0
Operating Segments | Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Write-down of vessels	$ 0